Accounts Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 3 – Accounts Receivable

As of December 31, 2013 and 2012, the Company's net accounts receivable was $898,934 and $116,963, respectively.

The following table summarizes activity for the allowance for doubtful accounts:

	2013	2012
Beginning balance as of January 1,	$4,892	-
Bad debt expense	44,198	4,892
Charge offs, net	(1,163)	-
Ending balance as of December 31,	$47,927	4,892